Provisions and Contingencies - Balances of escrow deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of escrow deposits [line items]
Total - non-current assets	R$ 949,796	R$ 921,443
Tax matters [member]
Summary of escrow deposits [line items]
Total - non-current assets	789,624	753,810
Labor litigation [member]
Summary of escrow deposits [line items]
Total - non-current assets	57,603	71,605
Civil and other [member]
Summary of escrow deposits [line items]
Total - non-current assets	R$ 102,569	R$ 96,028